Investment Properties - Summary of Increase (Decrease) in Fair Value (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about investment property [line items]
Opening balance	₺ 179,085
Closing balance	142,365	₺ 179,085
Gross Carrying Amount
Disclosure of detailed information about investment property [line items]
Opening balance	1,329,958	737,031
Disposal		(256,502)
Transfer from property, plant and equipment	(141,411)	849,429
Closing balance	1,188,547	1,329,958
Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about investment property [line items]
Opening balance	(1,150,873)	(555,938)
Disposal		170,678
Transfer from property, plant and equipment	113,520	(731,185)
Depreciation and impairment charges during the year	(8,829)	(34,428)
Closing balance	₺ (1,046,182)	₺ (1,150,873)